Vista Outdoor Inc. - 10-Q Restructuring (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs
The following tables summarize restructuring charges recorded as a result of our restructuring programs for the periods presented:

	Three months ended		Incurred since
GEAR Up restructuring costs	June 30, 2024	June 25, 2023	inception
Impairment on technology assets	$—	$—	$306
Employee severance and related expenses	416	—	6,472
Professional fees	967	—	2,687
Right-of-use asset impairments	1,612	—	1,741
Long-lived asset impairments	95	—	95
Contract terminations	1,630	—	1,630
Other	470	—	538
Total	$5,190	$—	$13,469

The following tables summarize restructuring charges recorded as a result of our restructuring programs for the periods presented:

	Years ended March 31,		Incurred since
GEAR Up restructuring costs	2024	2023	inception
Employee severance and related expenses	$6,056	$—	$6,056
Professional fees	1,720	—	1,720
Right-of-use asset impairments	129	—	129
Impairment on technology assets	306	—	306
Other	68	—	68
Total	$8,279	$—	$8,279

	Years ended March 31,		Incurred since
Cost reduction and earnings improvement program	2024	2023	inception
Other asset impairments	$—	$7,628	$7,628
Employee severance and related expenses	614	5,225	5,839
Right-of-use asset impairments	3,825	1,812	5,637
Impairment on technology assets	—	1,003	1,003
Contract termination costs	1,165	—	1,165
Total	$5,604	$15,668	$21,272

Schedule of Restructuring Reserve by Type of Cost
The tables below present a roll forward of our accruals or (deposits) related to GEAR Up, which are included in Accounts payable, Other current liabilities, or Other current assets:

GEAR Up	Balance as of March 31, 2024	Charges	Payments	Balance as of June 30, 2024
Employee severance and related expenses	$5,399	$416	$(3,564)	$2,251
Professional fees	(968)	967	(2,744)	(2,745)
Contract terminations	—	1,630	(1,198)	432
Other	7	178	(185)	—
Total	$4,438	$3,191	$(7,691)	$(62)

The tables below present a roll forward of our accruals or (deposits) related to GEAR Up, which are included in Accounts payable, Other current liabilities, or Other current assets:

GEAR Up	Balance as of March 31, 2023	Charges	Payments	Balance as of March 31, 2024
Employee severance and related expenses	$—	$6,056	$(657)	$5,399
Professional fees	—	1,720	(2,688)	(968)
Other	—	68	(61)	7
Total	$—	$7,844	$(3,406)	$4,438

Cost reduction and earnings improvement program	Balance as of March 31, 2023	Charges	Payments	Balance as of March 31, 2024
Employee severance and related expenses	$5,225	$614	$(4,835)	$1,004
Total	$5,225	$614	$(4,835)	$1,004